Tax - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DEFERRED TAX (Details) - Narrative [Line Items]
Tax expense		£ 1,494	£ 1,985	£ 859
Tax paid	[1]	1,305	1,437	764
Tax refunded	[1]	970	0	£ 21
Deferred tax assets		£ 5,005	£ 5,185
Percentage of tax loss asset expected to be recovered		85.00%
Channel Islands
DEFERRED TAX (Details) - Narrative [Line Items]
Tax expense		£ 5
Legal proceedings contingent liability
DEFERRED TAX (Details) - Narrative [Line Items]
Increase in current tax liability		975
Increase in deferred tax asset		£ (275)
UK corporation tax:
DEFERRED TAX (Details) - Narrative [Line Items]
Applicable tax rate (in percent)		25.00%	23.50%	19.00%
Prior to offsetting of balances within same taxing jurisdiction
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets		£ 6,900	£ 7,409	£ 8,741
Prior to offsetting of balances within same taxing jurisdiction | Tax losses £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets		4,650	4,783	£ 5,066
Recognised in respect of future tax benefit
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets		104	118
Life Assurance [Member]
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration			88
UK
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration		143	160
Unused tax credits for which no deferred tax asset recognised		570
Trading losses | 20 years
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards subject to expiration		£ 58	51
Deferred tax assets, expiration term		20 years
Trading losses | Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration		£ 8	£ 9

[1]	1Previously presented in aggregate.